SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for credit losses	$ 706	$ 511
Accounts receivable written off	$ 221	$ 443